Condensed Statements Of Consolidated Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows - operating activities:
Net income	$ 426	$ 343	$ 419	$ 431	$ 432
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	589	618	815	833	908
Provision in lieu of deferred income taxes	37	250	309	181	40
Other - net	(1)	(2)	(2)	(4)	(4)
Changes in operating assets and liabilities:
Accounts receivable - trade (including affiliates)			(76)	(34)	12
Inventories			(1)	(7)	(8)
Accounts payable - trade (including affiliates)			(11)	14	(21)
Regulatory accounts related to reconcilable tariffs (Note 5)	130	30	29	(55)	11
Other - assets			54	37	22
Other - liabilities			(77)	33	(31)
Other operating assets and liabilities	(100)	(189)
Cash provided by operating activities	1,081	1,050	1,459	1,429	1,361
Cash flows - financing activities:
Issuances of long-term debt (Note 7)	800	600	600	175	725
Repayment of long-term debt (Note 7)	(825)	(324)	(324)	(41)	(639)
Change in short-term borrowings (Note 6)	149	128	161	(51)	129
Capital contributions from members (Note 9)	144
Distributions to members (Note 9)	(30)	(237)	(237)	(230)	(436)
Debt discount, premium, financing and reacquisition costs - net	(9)	(4)	(10)	10	(12)
Cash provided by financing activities	229	163	190	(137)	(233)
Cash flows - investing activities:
Capital expenditures (Note 11)	(1,345)	(1,234)	(1,631)	(1,352)	(1,154)
Business acquisition (Note 14)			(25)
Other - net	15	10	12	51	47
Cash used in investing activities	(1,330)	(1,224)	(1,644)	(1,301)	(1,107)
Net change in cash and cash equivalents	(20)	(11)	5	(9)	21
Cash and cash equivalents - beginning balance	21	16	16	25	4
Cash and cash equivalents - ending balance	$ 1	$ 5	$ 21	$ 16	$ 25